Goodwill - Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill, Beginning balance	$ 1,923	$ 1,344
Acquisitions	1	615
Foreign exchange and other	175	(36)
Goodwill, Ending balance	2,099	1,923
North America [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	595	590
Foreign exchange and other	17	5
Goodwill, Ending balance	612	595
Europe [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	1,116	525
Acquisitions	1	620
Foreign exchange and other	147	(29)
Goodwill, Ending balance	1,264	1,116
Asia [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	212	229
Acquisitions		(5)
Foreign exchange and other	11	(12)
Goodwill, Ending balance	$ 223	$ 212